Leases (Details) - Schedule of other information about leases - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$ 698,602	$ 638,193	$ 373,662
Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 738,894	$ 952,961	$ 130,400
Weighted average remaining lease term (years)	2 years 1 month 2 days	2 years 3 months 3 days	2 years 5 months 19 days
Weighted average discount rate	4.75%	4.75%	4.75%